Summary of significant accounting policies - Effect of restatement - Consolidated statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill	$ 837,374	[1]	$ 656,256	$ 518,141	$ 530,659
Non-current assets	4,013,938	[1]	3,458,323
TOTAL ASSETS	5,441,706	[1]	4,447,643
Other reserves	(842,911)	[1]	(485,505)	(587,155)	(1,096,523)
Equity attributable to owners of the Company	1,520,368	[1]	1,209,975
Non-controlling interest	173,647	[1]	14,216
Total equity	1,694,015	[1]	1,224,191	$ 1,430,319	$ 1,332,075
TOTAL EQUITY AND LIABILITIES	5,441,706	[1]	$ 4,447,643
As previously reported
Goodwill	869,319
Non-current assets	4,045,883
TOTAL ASSETS	5,473,651
Other reserves	(780,272)
Equity attributable to owners of the Company	1,583,007
Non-controlling interest	142,953
Total equity	1,725,960
TOTAL EQUITY AND LIABILITIES	5,473,651
Adjustments
Goodwill	(31,945)
Non-current assets	(31,945)
TOTAL ASSETS	(31,945)
Other reserves	(62,639)
Equity attributable to owners of the Company	(62,639)
Non-controlling interest	30,694
Total equity	(31,945)
TOTAL EQUITY AND LIABILITIES	$ (31,945)

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).